Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended
	Jun. 29, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage			$ 250,000
Maturity days		185 days	185 days
Effective tax rate		0.00%	6.50%
Statutory tax rate		$ 21	$ 21
Warrants issued (in Shares)			17,404,250
Offering costs			$ 7,701,178
Offering costs expenses			$ 258,548
Potential shares of common stock (in Shares)			17,404,250
Trust Account [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Interest income	$ 8,447
Public Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)			9,487,500
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)			7,347,500
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Underwriters (in Shares)			569,250
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			$ 7,959,726
Underwriting fees			3,450,000
Representative's shares cost			3,570,576
Representative's warrants cost			259,527
Other offering costs			$ 679,623